Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying condensed consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Consolidation

Consolidation

The accompanying condensed consolidated interim financial statements include the accounts of the Company and its subsidiaries. Significant inter-company balances, investment and capital, if any, have been eliminated upon consolidation.

Liquidity

Liquidity

In assessing the Company’s liquidity, the Company monitors and evaluates its cash and cash equivalent and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations.

Cash flow from operations and capital contributions and loans from shareholders have been utilized to finance the working capital requirements of the Company. For the six months ended June 30, 2025, the Company recorded a net loss of S$4,812,000 (US$3,783,000) and has negative cash flow from operating activities of S$2,106,000 (US$1,656,000). The Company’s working capital was negative S$487,000 (US$383,000) as of June 30, 2025 and the Company had S$3,110,000 (US$2,445,000) in cash and cash equivalents, which is unrestricted as to withdrawal and use as of June 30, 2025.

On September 2, 2025, the Company’s Registration Statement on Form F-3 (File No. 333-288587) has been declared effective. The Company may, from time to time in one or more offerings, offer and sell up to US$100,000,000 in the aggregate of Class A Ordinary Shares of par value US$0.0002 per share in the capital of the Company, warrants, units and rights to purchase Class A Ordinary Shares, debt securities, rights or any combination of the foregoing, either individually or as units comprised of one or more of the other securities.

On September 10, 2025, the Company completed a registered direct offering. In this offering, the Company issued 6,422,000 Class A ordinary shares at a price of US$0.25 per Class A share. The Company received gross proceeds in the amount of US$1.6 million.

On October 13, 2025, the Company completed a private offering. In this offering, the Company issued 33,340,000 Class A ordinary shares at a price of US$0.30 per Class A share. The Company received gross proceeds in the amount of US$10 million.

To sustain its ability to support the Company’s operating activities, the Company considered supplementing its sources of funding through the following:

●	cash and cash equivalents generated from operations;
●	other available sources of financing from Singapore banks and other financial institutions;
●	financial support from the Company’s related parties and shareholders;
●	issuance of additional convertible notes; and
●	obtaining funds through a future raise debt and equity.

Management has commenced a strategy to raise debt and equity. However, there can be no certainty that these additional financings will be available on acceptable terms or at all. If management is unable to execute this plan, there would likely be a material adverse effect on the Company’s business.

Based on the above considerations, management believes that the Company has sufficient funds to meet its operating and capital expenditure needs and obligations in the next 12 months. However, there is no assurance that the Company will be successful in implementing the foregoing plans or additional financing will be available to the Company on commercially reasonable terms. There are a number of factors that could potentially arise that could undermine the Company’s plans such as (i) changes in the demand for the Company’s services, (ii) government policies, and (iii) economic conditions in Singapore and worldwide. The Company’s inability to secure needed financing when required may require material changes to the Company’s business plan and could have a material impact on the Company’s financial conditions and result of operations.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, impairment of long-lived assets and provision for expired credit. Actual results may differ from these estimates.

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (continued)

Foreign currency translation and transaction

Foreign currency translation and transaction

The accompanying consolidated financial statements are presented in the Singapore Dollars (“SGD” or “S$”), which is the reporting currency of the Company. The functional currency of the Company and its subsidiaries in the British Virgin Islands is United States Dollars (“USD” or “US$”). All information presented in S$ have been rounded to the nearest thousand, unless otherwise stated.

Convenience translation

Convenience translation

Translations of balances in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of operations and comprehensive loss, unaudited interim condensed consolidated statements of changes in shareholders’ equity and unaudited interim condensed consolidated statements of cash flows from SGD into USD as of June 30, 2025 are solely for the convenience of the readers and are calculated at the rate of SGD1.00 = USD0.7862, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on June 30, 2025. No representation is made that the SGD amounts could have been, or could be, converted, realized or settled into USD at such rate, or at any other rate.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents represent cash in bank and are unrestricted as to withdrawal or use.
Accounts receivable, net

Accounts receivable, net

Accounts receivable mainly represent amounts due from clients that meet the revenue recognition criteria. These accounts receivable are recorded net of any allowance for doubtful accounts. Management reviews its receivables on a regular basis to determine whether the allowance for doubtful accounts is adequate and provides an allowance when necessary. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable.

Deposits and prepayments

Deposits and prepayments

Deposits and prepayments are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. As of June 30, 2025 and December 31, 2024, management believes that the Company’s prepayments and deposits are not impaired.

Joint Ventures

Joint Ventures

The Company accounts for investments in joint ventures using the equity method of accounting. Under the equity method, the Company initially records its investment at cost and subsequently adjusts the carrying amount to recognize its share of the joint venture’s net income or loss, which is reflected in the consolidated statements of operations. The Company’s share of the joint venture’s other comprehensive income (loss) is recognized in the Company’s consolidated statements of comprehensive income (loss).

The Company evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. An impairment is recorded when the decline in fair value of an investment is determined to be other-than-temporary.

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (continued)

Provision for expired credit

Provision for expired credit

Provision for expired credit represent all expired credits that are not redeemed by consumers. A provision for expired credit is recognized when the credit expires, if the amount of the obligation can be estimated reliably. The provision is recognized as a reduction of expense in the consolidated income statement, and as an asset on the consolidated balance sheet. The amount of the provision for expired credit is estimated based on historical experience and the expected rate of redemption. The estimate is reviewed regularly and adjusted if necessary, based on actual experience.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Computer	3 years
Office equipment	3 years
Renovations	3 years
Operating lease right-of-use assets	2 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statement of income. Expenditures for maintenance and repairs are charged to expense as incurred, while additions renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

Intangible assets, net

Developed technology

Research costs are expensed as incurred. An intangible asset arising from development expenditure on an individual project is recognized only when the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the assets, how that asset will generate future economic benefits, the availability of resources to complete and the ability to measure reliably the expenditure during the development. Deferred development costs have finite useful life and are amortized over a period of expected sales from the related project of 3 to 5 years on a straight-line basis from the date that they are available for use.

Business combinations

We account for our business combinations using the acquisition method of accounting, which requires, among other things, allocation of the fair value of purchase consideration to the tangible and intangible assets acquired and liabilities assumed at their estimated fair values on the acquisition date. The excess of the fair value of purchase consideration over the values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair value of assets acquired and liabilities assumed, the Company make significant estimates and assumptions, especially with respect to intangible assets. Our estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, not to exceed one year from the date of acquisition, the Company may record adjustments to the assets acquired and liabilities assumed, with a corresponding offset to goodwill if new information is obtained related to facts and circumstances that existed as of the acquisition date. After the measurement period, any subsequent adjustments are reflected on the consolidated statements of operations. Acquisition costs, such as legal and consulting fees, are expensed as incurred.

Goodwill

Goodwill

Goodwill is measured at cost less accumulated impairment losses. Goodwill is not subject to amortization, but is tested for impairment on an annual basis during the fourth quarter or whenever events or changes in circumstances indicate the carrying value of the reporting unit may be in excess of its fair value. As part of the annual goodwill impairment test, the Company first performs a qualitative assessment to determine whether further impairment testing is necessary. If, as a result of its qualitative assessment, it is more-likely-than-not that the fair value of the Company’s reporting unit is less than its carrying amount, the quantitative impairment test will be required. Alternatively, the Company may bypass the qualitative assessment and perform a quantitative impairment test.

No goodwill or impairment of goodwill is recognized in the six months ended June 30, 2025.

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (continued)

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates the recoverability of its long-lived assets (asset groups), including property and equipment, intangible assets, and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset (asset group) may not be fully recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset (asset group) and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset (asset group), the Company recognizes an impairment loss based on the excess of the carrying amount of the asset (asset group) over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

Operating lease right-of-use assets

Operating lease right-of-use assets

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected not to recognize ROU asset and lease obligations for its short-term leases, which are defined as leases with an initial term of 12 months or less.

Fair value measurements

Fair value measurements

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in pricing the asset or liability. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 -	observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 -	other inputs that are directly or indirectly observable in the marketplace.
Level 3 -	unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash and cash equivalents, accounts receivable, deposits and prepayments, accounts payable, other payables to related parties, and accruals and other payables approximate their fair values because of their generally short maturities.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 815, “Derivatives and Hedging.” This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent year end date while the warrants are outstanding. Warrants that are determined to be equity-classified are recorded as a component of additional paid-in capital at the time of issuance and are not remeasured thereafter.

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (continued)

Revenue recognition

Revenue recognition

Mobility and quick commerce arrangement

The Company recognizes revenue for its ride-hailing and quick commerce marketplace in accordance with ASC 606. The Company generates revenue from commissions and service fees (collectively, “fees”) paid by driver partners and consumers for use of the Ryde platform to connect driver partners with consumers to facilitate and successfully complete transaction via the App where the Company operates as an agent. The Company recognizes revenue upon completion of each transaction. Driver partners and consumers enter into terms of service (“ToS”) with the Company in order to use the Ryde App. Under the ToS, driver partners and consumers agree that the Company retains the applicable fee as consideration for their use of the Ryde platform from the fare and related charges it collects from consumers on behalf of driver partners. The Company is acting as an agent in facilitating the ability for a driver partner to provide a mobility and quick commerce service to a consumer. The Company reports revenue on a net basis, reflecting the fee owed to the Company from a driver partner as revenue, and not the gross amount collected from the consumer.

As the Company’s customary business practice, a contract exists between the driver partner and consumer and the Company when the driver partner’s and consumer’s ability to cancel the transaction lapses, which typically is upon pickup of the consumer or goods. The Company’s single performance obligation in the transaction is to connect driver partners with consumer to facilitate the completion of a successful mobility or quick commerce service for consumer. The Company recognizes revenue upon completion of a transaction as its performance obligation is satisfied upon the completion of the transaction. The Company collects the fare and related charges from consumers on behalf of driver partners using the consumer’s pre-authorized credit card or other payment mechanism and retains its fees before making the remaining disbursement to driver partners; thus the driver partner’s ability and intent to pay is not subject to significant judgment.

Principle vs Agent consideration

Judgment is required in determining whether the Company is the principal or agent in transactions with driver partners, and consumer. The Company evaluate the presentation of revenue on a gross or net basis based on whether the Company control the service provided to the consumers and are the principal (i.e. “gross”), or the Company arrange for other parties to provide the service to the consumers and are an agent (i.e. “net”). This determination also impacts the presentation of incentives provided to driver partners and discounts and promotions offered to consumers to the extent they are not customers.

For the mobility and quick-commerce transactions, the Company’s role is to provide the service to driver partners to facilitate a successful trip or quick-commerce service to consumer. The Company concluded the Company do not control the good or service provided by driver partners to consumers as (i) the Company do not pre-purchase or otherwise obtain control of the goods or services prior to its transfer to the consumers; (ii) the Company do not direct driver partners to perform the service on our behalf, and (iii) the Company do not integrate services provided by driver partners with our other services and then provide them to consumers. As part of our evaluation of control, the Company review other specific indicators to assist in the principal versus agent conclusions. The Company are not primarily responsible for mobility and quick commerce services provided to consumers, nor do the Company have inventory risk related to these services. While the Company facilitate setting the price for mobility and quick commerce services, the driver partners and consumers have the ultimate discretion in accepting the transaction price and this indicator alone does not result in us controlling the services provided to consumers.

In transactions with consumers, the Company act as an agent of the driver partners by connecting consumers seeking mobility and quick commerce services with driver partners looking to provide these services. Driver partners and consumers are our customers and pay us a fee for each successfully completed transaction with consumers. Accordingly, the Company recognize revenue on a net basis, representing the fee the Company expect to receive in exchange for us providing the service to driver partners and consumers.

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (continued)

Revenue recognition (continued)

Mobility and quick commerce

The Company derives its mobility and quick commerce revenue primarily from fees paid by driver partners and consumers for use of the platform and related service to connect with consumers and successfully complete a transaction via the platform. The Company recognizes revenue when a transaction is completed.

The presentation of revenue is on a net basis. The Company is an agent as its performance obligation is to arrange for another party (i.e. the driver partners) to provide the mobility and quick commerce services. Through the Company’s application, it allows for the connecting of the driver partners and consumers. The Company only facilitates by connecting the driver partners and consumers. The driver partners are responsible for fulfilling the contract.

Incentives provided to driver partners are recorded as a reduction of revenue if the Company does not receive a distinct good or service or cannot reasonably estimate the fair value of the good or service received. Incentives to driver partners that are not provided in exchange for a distinct good or service are evaluated as variable consideration, in the most likely amount to be earned by the driver partners at the time or as they are earned by the driver partners, depending on the type of incentive. Since incentives are earned over a short period of time, there is limited uncertainty when estimating variable consideration.

Excess driver partners incentives refer to cumulative payments to driver partners that exceed the cumulative revenue that are recognize from driver partners with no future guarantee of additional revenue. Cumulative payments to driver partners could exceed cumulative revenue from driver partners as a result of driver partners incentives or when the amount paid to driver partners for a trip exceeds the fare charged to the consumer. Driver partners incentives largely depend on the business decisions based on market conditions.

When the cumulative amount of driver partners incentives exceeds the cumulative revenue earned since inception of the driver partners relationship, the excess driver partners incentives are recorded in profit or loss as an expense. As a result, driver partners incentives provided to driver partners at the beginning of a relationship are typically classified as cost of revenue, while driver partners incentives provided to driver partners with a more mature relationship are typically classified as a reduction of revenue.

Incentive to consumers

The Company provides consumer incentives in the form of credit upon completion of transaction, with the aim of encouraging consumers to utilize the Ryde platform for their future transactions. These credits are offered to consumers in the market to acquire new consumers, re-engage existing customers, or generally increase overall use of the platform, and are similar to coupons. The Company records these credits as liability on the balance sheet and as driver and riders cost and related expenses in the statement of operations and comprehensive loss at the time these credits are redeemed by the consumers.

Revenue from Advertising

Revenue from advertising is recognized when the advertising services are provided to the merchant. The revenue is recognized at the amount of consideration that the company expects to be entitled to receive, net of any discounts or refunds. If the consideration for the advertising services includes barter trade, the revenue and cost are recognized separately based on the fair value of the barter trade.

The Company derives revenue from digital advertising services provided to merchants under contractual agreements. These services encompass the display of merchants’ advertisements within our mobile/web platform and email channels. Revenue recognition commences at the initiation of the contract period, as stipulated in the signed agreement with our merchant clients. The Company employs the ‘output method’ to measure progress towards fulfilling its performance obligations. Under this method, revenue is recognized proportionately over the duration of the contractual period. This method accurately reflects the faithful depiction of the transfer of services, as it aligns with the nature of the services provided, where revenue is recognized based on the contractual period.

Membership

Revenue from membership is recognized over the period of the membership. The subscription fee is recognized as revenue over the subscription period. Any relevant costs incurred to provide the membership benefits are recognized as cost. The cashback bonuses, exclusive lifestyle and food and beverage perks, and discounts provided to the members are not recognized as revenue.

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (continued)

Segments

Segments

In accordance with ASC 280, Segment Reporting, the Company is required to report financial and descriptive information about its reportable segments. Reportable segments are operating segments or aggregations of operating segments that meet specific quantitative thresholds. The identification of operating segments is based on the internal reporting used by the Chief Operating Decision Maker (“CODM”) to assess performance and allocate resources.

The Company has determined that it operates as a single operating and reportable segment. This conclusion is based on the following considerations:

●	The Company is managed as a single business, with a single set of operating metrics used to assess performance and allocate resources;
●	The CODM, who is the Company’s Chief Executive Officer, reviews consolidated financial information to make operational and strategic decisions;
●	The nature of the products and services, customer base, and methods of distribution are consistent across the business.

All significant operations, including assets and revenues, are located in and derived from Singapore. As of June 30, 2025 and December 31, 2024, substantially all of the Company’s long-lived assets were located in Singapore, and all revenue was generated from customers based in Singapore.

Concentrations and credit risk

Concentrations and credit risk

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of accounts receivable. The Company has designed their credit policies with an objective to minimize their exposure to credit risk. The Company’s accounts receivable are short term in nature and the associated risk is minimal. The Company conducts credit evaluations on its clients and generally does not require collateral or other security. The Company periodically evaluates the creditworthiness of the existing clients in determining the allowance for credit losses primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

Concentration of customers

None of the customers consisted of more than 10% of revenue as of June 30, 2025 and December 31, 2024, respectively.

Employee benefits

Employee benefits

Employee benefits are recognized as an expense, unless the cost qualifies to be capitalized as an asset.

Defined contribution plans are post-employment benefit plans under which the Company pays fixed contributions into separate entities such as the Central Provident Fund on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. The Central Provident Fund paid to The Central Provident Fund Board in Singapore is S$109,000 (US$83,000) and S$99,000 for the six months ended June 30, 2025 and 2024 respectively.

Share-based compensation

Share-based compensation

The Company follows ASC 718, Compensation —Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense for all share-based payment awards, including restricted stock units, based on estimated grant date fair values. Share-based compensation are valued using the market price of the Company’s common shares on the date of grant. The Company records compensation expense, net of estimated forfeitures, over the requisite service period.

Awards classified in equity under ASC 718 that may be subject to temporary equity classification include:

●	Shares with a repurchase feature that the employee can exercise only after the shares have been vested for at least six months, as well as options on such shares.
●	Shares that have a contingent repurchase feature that is outside the control of the employee and the entity if it is currently probable that the contingency would not occur. Examples include shares redeemable only on the occurrence of a liquidity event, such as a change of control.
●	Options that have a contingent cash-settlement provision not within the employee’s or the entity’s control if it is not currently probable that the contingency would occur.

Related parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Income taxes

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets are also provided for net operating loss carry forwards that can be utilized to offset future taxable income.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. A valuation allowance is established, when necessary, to reduce net deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (continued)

Government grants

Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received, and all attaching conditions will be complied with. Government grants shall be recognized in profit or loss on a systematic basis over the periods in which the entity recognizes as expenses the related costs for which the grants are intended to compensate. Government grant is recognized as ‘Other income’ in profit or loss.

The following is a description of the government grants the Company have received for the six months ended June 30, 2025 and 2024:

●	The Progressive Wage Credit Scheme: It was introduced in Singapore Budget 2022 to provide transitional wage support for employers to adjust to upcoming mandatory wage increases for lower-wage workers covered by the Progressive Wage and Local Qualifying Salary requirements and voluntarily raise wages of lower-wage workers.
●	CPF Transition Offset: Transitory wage offsets provided by the Government equivalent to 50% of each year’s increase in employer CPF contribution rates for every Singaporean and Permanent Resident employee aged above 55 to 70 to alleviate the rise in business costs due to the increase in CPF contribution rates for senior workers.
●	Government-Paid Leave schemes: Leave schemes provided by the Government to support parents in having and raising children by reimbursing the companies for leaves taken by eligible employees.
●	Corporate Income Tax Rebate Cash Grant : A cash grant provided by the Government to support eligible companies that have employed at least one local employee, to help them manage rising costs.

Earnings (loss) per share

Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if outstanding stock options, warrants and convertible debt were exercised or converted into ordinary shares. When the Company has a loss, diluted shares are not included as their effect would be anti-dilutive. The Company has no dilutive securities or debt for each of the six months ended 30 June 2025 and 2024.

Interest rate risk

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of the Company’s financial instruments will fluctuate because of changes in market interest rates. The Company’s exposure to interest rate risk arises mainly from its interest-bearing financial liabilities. The Company periodically reviews its liabilities and monitors interest rate fluctuations to ensure that the exposure to interest rate risk is within acceptable levels. The interest-bearing financial liabilities are usually at fixed interest rates except for money market loans, bank overdrafts and floating interest rate loans. The Company does not utilize interest rate derivatives to minimize its interest rate risk.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes its liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

2	Summary of significant accounting policies (continued)

Recent Adopted Accounting Pronouncements

Recent Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. The standard will be effective for public companies for fiscal years beginning after December 15, 2024. We adopted the ASU on January 1, 2025. The additional required disclosures did not have a material impact on our condensed consolidated financial statements.

In March 2024, the FASB issued ASU 2024-01, Compensation—Stock Compensation (Topic 718). This ASU illustrates how to apply the scope guidance to determine whether a profits interest award should be accounted for as a share-based payment arrange under Accounting Standards Codification (“ASC”) 718 or another accounting standard. The amendments in this update are effective for public entities for fiscal years beginning after December 15, 2024. We adopted the ASU on January 1, 2025. The additional required disclosures did not have a material impact on our condensed consolidated financial statements.

In March 2024, the FASB issued ASU 2024-02 Codification Improvements – Amendments to Remove References to the Concepts Statements. This ASU amends the ASC by removing references to various FASB Concepts Statements to simplify the ASC and draw a distinction between authoritative and non-authoritative literature. The amendments in this update apply to all reporting entities within the scope of the affected accounting guidance and are effective for public entities for fiscal years beginning after December 15, 2024. We adopted the ASU on January 1, 2025. The additional required disclosures did not have a material impact on our condensed consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03 Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures. This ASU requires disclosure in the notes to the financial statements of specified information about certain costs and expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026 and for interim periods within fiscal years beginning after December 15, 2027. ASU 2024-03 should be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to any or all prior periods presented in the financial statements. The Company is in the process of assessing the impact of this ASU on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04 Debt—Debt With Conversion And Other Options (Subtopic 470-20): Induced Conversions Of Convertible Debt Instruments. This ASU amends ASC 470-20 to clarify the requirements related to accounting for the settlement of a debt instrument as an induced conversion. Based primarily on the consensus-for-exposure reached on Issue 23-A12 by the Emerging Issues Task Force (EITF) on September 14, 2023, the ASU is intended to “improve the relevance and consistency in application of the induced conversion guidance in Subtopic 470-20 for (a) convertible debt instruments with cash conversion features and (b) debt instruments that are not currently convertible. For all entities, the amendments in ASU 2024-04 are effective for annual reporting periods beginning after December 15, 2025 (and interim reporting periods within those annual reporting periods). Early adoption is permitted as of the beginning of a reporting period if the entity has also adopted ASU 2020-0613 for that period. The Company is in the process of assessing the impact of this ASU on its consolidated financial statements.

In January 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This ASU clarifies that the amendments in ASU 2024-03 are effective for annual reporting periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. ASU 2025-01 reaffirms that the guidance should be applied either prospectively or retrospectively. The Company is in the process of assessing the impact of this ASU on its consolidated financial statements.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. This ASU amends the guidance for identifying the accounting acquirer in a business combination involving a variable interest entity. The amendments require that the reporting entity that consolidates the variable interest entity be treated as the accounting acquirer. ASU 2025-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods within those fiscal years. The amendments in this ASU should be applied prospectively. The Company is in the process of assessing the impact of this ASU on its consolidated financial statements.

In May 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer. This ASU clarifies the accounting for share-based payments issued to a customer in conjunction with a contract for goods or services. The amendments are intended to reduce diversity in practice and provide more consistent and comparable financial information. ASU 2025-04 is effective for fiscal years beginning after December 15, 2026, and for interim periods within those fiscal years. Early adoption is permitted. The Company is in the process of assessing the impact of this ASU on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU provides a practical expedient that allows entities to measure expected credit losses on current accounts receivable and contract assets by assuming that current economic conditions will remain unchanged over the asset’s life. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and for interim periods within those fiscal years. ASU 2025-05 should be applied on a prospective basis. The Company is in the process of assessing the impact of this ASU on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.